Condensed income statement of Aegon Ltd. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Net result	€ (179)	€ (570)	[1]
Aegon Ltd. [member]
Condensed Income Statements, Captions [Line Items]
Net result group companies	(65)	(411)	[2]
Other income / (loss)	(114)	(158)	[2]
Net result	€ (179)	€ (569)	[2]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.